Annual Total Returns- Internet Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Internet Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.74%)	18.47%	50.13%	1.03%	7.65%	3.74%	33.09%	(3.92%)	24.80%	59.54%